REDEEMABLE NON-CONTROLLING INTERESTS (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 03, 2021	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2021	Dec. 31, 2019
Series A Preferred Stock [Member]
Percentage of shareholders holding required for exit rights	60.00%
AU10TIX Technologies [Member]
Net consideration related to preferred shares issued					$ 74,000
Subscription price of preferred shares represents percentage of held share capital					31.401%
Holdings percentage of outstanding share capital					30.22%
AU10TIX Technologies [Member] | Series A Preferred Stock [Member]
Number of preferred stock issued					4,000,000
Conversion basis			1:1
Number of preferred stock purchased				2,267,717
AU10TIX Technologies [Member] | Series A-1 Preferred Stock [Member]
Number of preferred stock issued					330,709
AU10TIX Technologies [Member] | Series B Preferred Shares [Member]
Conversion basis			1:1
AU10TIX Technologies [Member] | Common Class B [Member]
Holdings percentage of outstanding share capital			66.30%
AU10TIX Technologies [Member] | Investor [Member] | Common Class A [Member]
Right to issue shares up to			1,000,000
AU10TIX Technologies [Member] | Investor [Member] | Common Class A [Member] | Forecast [Member]
Right to issue shares up to		1,400,000
TPG [Member] | Series A Preferred Stock [Member]
Subscription price of preferred shares represents percentage of held share capital			7.25%
Oak [Member] | Series A Preferred Stock [Member]
Subscription price of preferred shares represents percentage of held share capital			12.42%
GF [Member] | Series A Preferred Stock [Member]
Subscription price of preferred shares represents percentage of held share capital			10.55%
Other Shareholders [Member] | Common Class B [Member]
Subscription price of preferred shares represents percentage of held share capital			3.48%